Balance Sheet Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Accounts payable	$ 6,391	$ 5,598
Accrued expenses	5,281	4,016
Accrued vacation, salaries and wages	4,107	4,131
Interest payable	1,529	1,478
Taxes payable	2,054	1,457
Total accounts payable and accrued liabilities	19,362	16,680
Advance billings and customer deposits	2,969	3,125
Dividends payable	2,323	2,307
Other	3,446	3,140
Total other current liabilities	$ 8,738	$ 8,572